ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Net Sales by Geographic Area	1)Net sales by geographic area were as follows:
	Year ended December 31
	2021	2020	2019

United States	237,263	149,488	124,199
Other	120,302	56,619	32,162
Total sales:	357,565	206,107	156,361

Schedule of Net Sales by Technology	2)Net sales based on products' technology were as follows:
	Year ended December 31
	2021	2020	2019
	%	%	%
Minimal-Invasive	72	62	79
Hands-Free	20	32	9
Non-Invasive	8	6	12
	100	100	100

Schedule of Changes in Contract Liabilities

3)The changes in contract liabilities are as follows:

	Year ended December 31
	2021	2020

Balance as of January 1	13,888	19,400
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period	14,527	10,043
Revenue recognized that was included in the contract liability balance at the beginning of the period	(11,859)	(15,555)
Balance as of December 31	16,556	13,888
Contract liability presented in non-current liabilities (1)	2,751	1,988
Contract liability presented in current liabilities	13,805	11,900

(1)	As of December 31, 2021, noncurrent deferred revenue is estimated to be recognized as following: 79% in year 2023 and the rest in year 2024-2025.

Schedule of Long-Lived Assets
	December 31
	2021	2020

Israel	1,146	916
United States	186	52
Other	72	14
	1,404	982